VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 98.2%
Bermuda: 0.1%
Arch Capital Group Ltd. 3.64%, 06/30/50	$25		$18,881
Brazil: 0.4%
Vale Overseas Ltd. 6.88%, 11/10/39	50		55,102
Canada: 6.0%
Alimentation Couche-Tard, Inc. 144A
3.55%, 07/26/27	50		47,178
3.80%, 01/25/50	25		18,736
Bank of Nova Scotia
0.70%, 04/15/24	50		47,583
1.30%, 06/11/25	50		46,191
4.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 05/04/37	25		22,559
Bank of Nova Scotia/The 1.95%, 02/02/27 †	75		67,606
Brookfield Finance, Inc. 4.35%, 04/15/30	100		95,110
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	25		22,355
3.45%, 04/07/27	25		23,950
Canadian Natural Resources Ltd. 6.25%, 03/15/38	25		26,797
Canadian Pacific Railway Co. 6.12%, 09/15/15	75		82,542
CI Financial Corp. 4.10%, 06/15/51	50		31,635
Enbridge, Inc.
3.12%, 11/15/29	100		90,233
4.25%, 12/01/26	25		24,501
5.50%, 12/01/46	25		25,316
Fortis, Inc. 3.06%, 10/04/26	50		46,974
Open Text Corp. 144A 6.90%, 12/01/27	25		25,621
Toronto-Dominion Bank 1.15%, 06/12/25	25		23,010
			767,897
Denmark: 1.6%
Danske Bank A/S 144A
1.23% (US Treasury Yield Curve Rate T 1 Year+1.00%), 06/22/24	50		47,486
1.62% (US Treasury Yield Curve Rate T 1 Year+1.35%), 09/11/26	50		44,957
3.77% (US Treasury Yield Curve Rate T 1 Year+1.45%), 03/28/25	50		48,795
	Par (000’s	)	Value
Denmark (continued)
4.30% (US Treasury Yield Curve Rate T 1 Year+1.75%), 04/01/28	$50		$48,208
			189,446
France: 6.2%
BNP Paribas SA 144A
2.87% (SOFR+1.39%), 04/19/32	50		41,906
3.38%, 01/09/25	75		72,750
4.38%, 05/12/26	75		73,168
4.38% (USD Swap Semi 30/360 5 Year+1.48%), 03/01/33	100		92,067
Credit Agricole SA 144A
2.81%, 01/11/41	50		34,444
3.25%, 01/14/30	75		64,846
4.38%, 03/17/25	50		48,954
Societe Generale SA 144A
1.79% (US Treasury Yield Curve Rate T 1 Year+1.00%), 06/09/27	100		88,664
3.00%, 01/22/30	100		84,833
4.25%, 04/14/25	150		145,396
4.68%, 06/15/27	50		49,848
			796,876
Germany: 0.8%
Deutsche Bank AG 3.70%, 05/30/24	50		49,613
E.ON International Finance BV 144A 6.65%, 04/30/38	50		53,536
			103,149
Guernsey: 1.2%
Credit Suisse Group AG
3.75%, 03/26/25	100		93,890
4.88%, 05/15/45 †	75		62,198
			156,088
India: 1.1%
Adani Ports & Special Economic Zone Ltd. 144A 4.20%, 08/04/27	50		40,989
Bharti Airtel Ltd. 144A 4.38%, 06/10/25	50		48,927
Reliance Industries Ltd. 144A 4.12%, 01/28/25	50		49,055
			138,971
Italy: 0.9%
Enel Finance International NV 144A
6.00%, 10/07/39	25		24,897
6.80%, 09/15/37	50		52,916
UniCredit SpA 144A 1.98% (US Treasury Yield Curve Rate T 1 Year+1.20%), 06/03/27	50		44,109
			121,922
Japan: 0.8%
Nomura Holdings, Inc.

1

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Japan (continued)
2.65%, 01/16/25	$50		$47,569
NTT Finance Corp. 144A 0.58%, 03/01/24	50		47,699
			95,268
Mexico: 0.4%
Sitios Latinoamerica SAB de CV 144A 5.38%, 04/04/32	50		46,684
Netherlands: 1.5%
Prosus NV 144A
3.06%, 07/13/31	50		40,071
3.68%, 01/21/30	50		43,298
4.03%, 08/03/50	50		33,865
4.99%, 01/19/52	100		77,263
			194,497
Panama: 0.3%
AES Panama Generation Holdings SRL 144A 4.38%, 05/31/30	50		44,410
Saudi Arabia: 3.0%
Saudi Arabian Oil Co. 144A
3.25%, 11/24/50	75		54,489
3.50%, 04/16/29	75		70,520
3.50%, 11/24/70	50		35,161
4.25%, 04/16/39	150		138,465
4.38%, 04/16/49	100		88,930
			387,565
Switzerland: 3.9%
Credit Suisse Group AG 144A
3.09% (SOFR+1.73%), 05/14/32 †	50		37,846
4.19% (SOFR+3.73%), 04/01/31	150		127,219
UBS Group AG 144A
1.36% (US Treasury Yield Curve Rate T 1 Year+1.08%), 01/30/27	50		44,797
3.18% (US Treasury Yield Curve Rate T 1 Year+1.10%), 02/11/43	50		38,440
4.70% (US Treasury Yield Curve Rate T 1 Year+2.05%), 08/05/27	100		98,750
4.75% (US Treasury Yield Curve Rate T 1 Year+1.75%), 05/12/28	50		49,177
4.99% (US Treasury Yield Curve Rate T 1 Year+2.40%), 08/05/33	150		147,010
			543,239
Taiwan: 0.7%
TSMC Global Ltd. 144A
0.75%, 09/28/25	50		45,161
1.25%, 04/23/26	50		44,734
			89,895
United Kingdom: 7.6%
Barclays Plc
	Par (000’s	)	Value
United Kingdom (continued)
2.65% (US Treasury Yield Curve Rate T 1 Year+1.90%), 06/24/31	$100		$82,508
5.20%, 05/12/26	200		199,307
5.25%, 08/17/45	75		75,017
5.50% (US Treasury Yield Curve Rate T 1 Year+2.65%), 08/09/28	50		50,368
Credit Agricole SA 144A
1.91% (SOFR+1.68%), 06/16/26	50		46,193
4.12%, 01/10/27	100		97,109
HSBC Holdings Plc 5.40% (SOFR+2.87%), 08/11/33	50		49,980
Lloyds Banking Group Plc 4.55%, 08/16/28	50		48,796
Reckitt Benckiser Treasury Services Plc 144A 2.75%, 06/26/24	50		48,567
Sky Ltd. 144A 3.75%, 09/16/24	50		49,164
Standard Chartered Plc 144A
1.82% (US Treasury Yield Curve Rate T 1 Year+0.95%), 11/23/25	75		69,730
4.30% (ICE LIBOR USD 3 Month+1.91%), 05/21/30	75		70,481
4.64% (US Treasury Yield Curve Rate T 1 Year+3.85%), 04/01/31	75		72,088
			959,308
United States: 61.7%
7-Eleven, Inc. 144A 0.80%, 02/10/24	50		47,815
Alphabet, Inc. 2.00%, 08/15/26	50		46,556
Altria Group, Inc.
2.45%, 02/04/32	75		58,655
3.40%, 02/04/41	25		17,616
4.25%, 08/09/42	100		78,630
4.80%, 02/14/29	100		99,010
5.38%, 01/31/44	25		23,195
5.80%, 02/14/39	50		48,243
5.95%, 02/14/49	60		56,805
Apple, Inc.
1.40%, 08/05/28	75		65,085
2.05%, 09/11/26	100		92,812
2.45%, 08/04/26	50		47,161
4.10%, 08/08/62	50		44,812
Ares Capital Corp.
2.15%, 07/15/26	25		21,861
2.88%, 06/15/28 †	25		21,125
4.20%, 06/10/24	100		98,369
Astrazeneca Finance LLC 0.70%, 05/28/24	50		47,497
AT&T, Inc. 3.65%, 09/15/59	100		73,444

2

	Par (000’s	)	Value
United States (continued)
3.85%, 06/01/60	$75		$57,008
Bank of America Corp.
2.55% (SOFR+1.05%), 02/04/28	50		45,661
4.38% (SOFR+1.58%), 04/27/28	75		73,380
4.95% (SOFR+2.04%), 07/22/28	75		75,173
Bayer US Finance LLC 144A 3.38%, 10/08/24	25		24,338
Becton Dickinson and Co. 3.36%, 06/06/24	25		24,507
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	25		17,719
4.25%, 10/15/50	50		44,410
4.45%, 01/15/49	50		46,294
5.15%, 11/15/43	25		25,229
6.12%, 04/01/36	100		111,095
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50	75		54,116
2.88%, 03/15/32	50		44,851
4.20%, 08/15/48	110		103,136
Berkshire Hathaway, Inc. 4.50%, 02/11/43	50		49,835
Berry Global, Inc. 1.57%, 01/15/26	25		22,609
Berry Global, Inc. 144A 4.88%, 07/15/26	50		48,764
Blackstone Holdings Finance Co. LLC 144A 6.20%, 04/22/33	25		26,392
Broadcom, Inc. 144A 4.93%, 05/15/37	50		45,947
Cameron LNG LLC 144A 3.30%, 01/15/35	25		21,850
Carrier Global Corp. 2.72%, 02/15/30	50		43,714
CDW LLC / CDW Finance Corp. 3.57%, 12/01/31	25		21,505
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/61	50		31,792
4.91%, 07/23/25	100		99,539
5.05%, 03/30/29	100		97,528
5.38%, 05/01/47	25		21,385
6.48%, 10/23/45	100		98,525
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/25	50		50,499
Cheniere Energy, Inc. 4.62%, 10/15/28	25		23,835
Conagra Brands, Inc. 4.30%, 05/01/24	50		49,495
	Par (000’s	)	Value
United States (continued)
Corning, Inc. 5.45%, 11/15/79	$25		$24,038
CoStar Group, Inc. 144A 2.80%, 07/15/30	25		21,147
Credit Suisse Group AG 0.49%, 02/02/24	50		46,991
Deutsche Bank AG
0.90%, 05/28/24	50		47,267
1.69%, 03/19/26	50		45,651
2.13% (SOFR+1.87%), 11/24/26	100		90,259
3.04% (SOFR+1.72%), 05/28/32	50		40,917
3.55% (SOFR+3.04%), 09/18/31	50		43,494
3.96% (SOFR+2.58%), 11/26/25	75		72,675
DH Europe Finance II Sarl 2.60%, 11/15/29	50		45,002
Duke Energy Carolinas LLC 4.95%, 01/15/33	25		25,685
EMD Finance LLC 144A 3.25%, 03/19/25	50		48,420
Fiserv, Inc. 3.20%, 07/01/26	50		47,548
Fresenius Medical Care US Finance III, Inc. 144A 1.88%, 12/01/26	25		21,746
FS KKR Capital Corp. 3.40%, 01/15/26	25		22,857
GLP Capital LP / GLP Financing II, Inc. 5.25%, 06/01/25	75		74,528
HCA, Inc.
4.12%, 06/15/29	25		23,780
5.00%, 03/15/24	75		74,842
5.25%, 04/15/25	75		75,110
5.25%, 06/15/26	25		25,041
5.50%, 06/15/47	125		119,111
Home Depot, Inc. 5.95%, 04/01/41	50		57,077
International Flavors & Fragrances, Inc. 144A
1.23%, 10/01/25	25		22,493
3.47%, 12/01/50	50		37,151
Jackson National Life Global Funding 144A 1.75%, 01/12/25	25		23,395
Keurig Dr Pepper, Inc.
3.95%, 04/15/29	50		48,181
4.05%, 04/15/32	50		47,431
Kraft Heinz Foods Co. 3.00%, 06/01/26	50		47,615
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39	50		57,684
Lowe’s Cos, Inc. 5.80%, 09/15/62	50		52,038
Marsh & McLennan Cos., Inc.

3

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
3.88%, 03/15/24	$25		$24,730
McCormick & Co., Inc. 3.40%, 08/15/27	25		23,830
McDonald’s Corp.
3.50%, 07/01/27	25		24,193
3.60%, 07/01/30	25		23,639
3.62%, 09/01/49	75		61,592
3.80%, 04/01/28	75		73,282
4.70%, 12/09/35	50		50,203
4.88%, 12/09/45	50		49,466
6.30%, 10/15/37	50		57,444
Meta Platforms, Inc. 4.65%, 08/15/62	50		43,908
Mondelez International, Inc.
1.50%, 05/04/25	25		23,380
2.62%, 03/17/27	50		46,563
2.62%, 09/04/50	25		17,167
2.75%, 04/13/30	25		22,282
Morgan Stanley 1.79% (SOFR+1.03%), 02/13/32	75		59,374
Nestle Holdings, Inc. 144A 3.50%, 09/24/25	75		73,509
Netflix, Inc.
4.88%, 04/15/28	75		74,814
5.88%, 11/15/28	50		51,996
NextEra Energy Capital Holdings, Inc. 2.94%, 03/21/24	50		48,994
Oracle Corp.
3.85%, 07/15/36	75		64,817
4.12%, 05/15/45	100		81,277
4.30%, 07/08/34	50		46,286
4.38%, 05/15/55	50		41,331
5.38%, 07/15/40	100		97,898
6.50%, 04/15/38	50		55,013
Owl Rock Capital Corp. 3.40%, 07/15/26	50		45,174
Pacific Gas and Electric Co.
3.25%, 02/16/24	25		24,544
3.25%, 06/01/31	50		42,489
3.50%, 08/01/50	50		33,817
3.75%, 07/01/28	75		68,988
4.50%, 07/01/40	50		41,216
4.55%, 07/01/30	50		46,684
4.95%, 07/01/50	100		83,621
6.15%, 01/15/33	50		51,444
PepsiCo, Inc.
2.38%, 10/06/26	25		23,623
2.75%, 04/30/25	100		96,832
2.75%, 03/19/30	25		22,744
2.85%, 02/24/26	25		23,978
Philip Morris International, Inc.
2.88%, 05/01/24	50		48,859
3.38%, 08/15/29	75		69,550
4.12%, 03/04/43	100		84,338
4.38%, 11/15/41	65		57,340
	Par (000’s	)	Value
United States (continued)
5.75%, 11/17/32	$50		$52,626
6.38%, 05/16/38	50		55,742
Republic Services, Inc. 2.50%, 08/15/24	50		48,263
Roche Holdings, Inc. 144A 2.62%, 05/15/26	50		47,356
Sherwin-Williams Co. 3.45%, 06/01/27	50		48,051
Synchrony Financial 3.95%, 12/01/27	25		23,113
Sysco Corp. 6.60%, 04/01/50	50		58,058
Thermo Fisher Scientific, Inc. 1.22%, 10/18/24	50		47,238
Time Warner Cable LLC
4.50%, 09/15/42	25		19,923
5.88%, 11/15/40	25		23,458
6.55%, 05/01/37	100		102,371
6.75%, 06/15/39	75		77,233
T-Mobile USA, Inc.
1.50%, 02/15/26	25		22,822
3.30%, 02/15/51	50		36,059
3.50%, 04/15/25	50		48,573
3.75%, 04/15/27	150		144,359
3.88%, 04/15/30	100		93,714
Unilever Capital Corp. 2.60%, 05/05/24	25		24,373
United Rentals North America, Inc. 144A 6.00%, 12/15/29	50		50,813
Verizon Communications, Inc.
3.70%, 03/22/61	75		57,117
4.02%, 12/03/29	150		143,931
4.12%, 03/16/27	125		123,520
4.33%, 09/21/28	50		49,349
VICI Properties LP
4.75%, 02/15/28	50		48,480
5.12%, 05/15/32	50		47,899
5.62%, 05/15/52	25		23,497
VICI Properties LP / VICI Note Co., Inc. 144A
3.50%, 02/15/25	50		47,639
4.25%, 12/01/26	75		70,878
5.62%, 05/01/24	50		49,957
Walt Disney Co.
6.20%, 12/15/34	25		28,713
6.65%, 11/15/37	50		59,143
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	50		47,289
4.95%, 09/15/28	25		24,855
			7,866,637
Total Corporate Bonds (Cost: $13,458,108)			12,575,835

4

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7%
Money Market Fund: 0.7% (Cost: $86,496)
	Number of Shares (continued)	Value
State Street Navigator Securities Lending Government Money Market Portfolio	86,496	$86,496
Total Investments: 98.9% (Cost: $13,544,604)		12,662,331
Other assets less liabilities: 1.1%		141,833
NET ASSETS: 100.0%		$12,804,164

Definitions:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $177,892.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,986,901, or 31.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	33.5%	$4,208,993
Technology	18.1	2,269,624
Consumer Non-Cyclicals	16.4	2,061,496
Consumer Cyclicals	9.2	1,157,709
Energy	5.5	693,214
Utilities	5.0	634,251
Healthcare	4.2	531,631
Industrials	3.8	481,514
Real Estate	2.9	362,877
Basic Materials	1.4	174,526
	100.0%	$12,575,835
5